Debt, AVIC Facility (Details) - AVIC Facility [Member]		12 Months Ended
	Nov. 06, 2025 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 14, 2023 USD ($)
Debt [Abstract]
Face amount			$ 41,000,000
Term of time charter		10 years
Number of payment installments | Installment		120
Frequency of periodic payment		monthly
Installment payment		$ 183,300
Balloon payment		$ 19,000,000
Basis spread on variable rate		2.65%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		rubi:TermSecuredOvernightFinancingRateMember
Write-off of deferred finance fees	$ 767,000
Purchase fees	736,000
M/T Eco West Coast [Member]
Debt [Abstract]
Purchase price of vessel	$ 36,783,000